Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of detailed income taxes

For the year ended December 31,
(M$)	2024	2023	2022
Current income taxes	(10,212)	(12,745)	(19,825)
Deferred income taxes	(563)	(556)	(2,417)
TOTAL INCOME TAXES	(10,775)	(13,301)	(22,242)

Schedule of deferred tax balances, including balance sheet presentation and analysis of variation

As of December 31,
(M$)	2024	2023	2022
Net operating losses and tax carry forwards	3,324	3,098	3,600
Employee benefits	436	415	409
Other temporary non-deductible provisions	6,886	7,569	8,813
Differences in depreciations	(15,003)	(15,443)	(14,692)
Other temporary tax deductions	(4,555)	(3,909)	(4,102)
NET DEFERRED TAX LIABILITY	(8,912)	(8,270)	(5,972)

As of December 31,
(M$)	2024	2023	2022
Deferred tax assets	3,202	3,418	5,049
Deferred tax liabilities	(12,114)	(11,688)	(11,021)
NET AMOUNT	(8,912)	(8,270)	(5,972)

As of December 31,
(M$)	2024	2023	2022
Opening balance	(8,270)	(5,972)	(5,504)
Deferred tax on income	(563)	(556)	(2,417)
Deferred tax on shareholders’ equity (a)	(768)	(741)	1,353
Changes in scope of consolidation and others	388	(1,102)	218
Currency translation adjustment	301	101	378
CLOSING BALANCE	(8,912)	(8,270)	(5,972)
(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments in equity instruments, as well as deferred taxes related to the cash flow hedge (refer to Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2024	2023	2022
Consolidated net income	16,031	21,510	21,044
Income taxes	10,775	13,301	22,242
Pre-tax income	26,806	34,811	43,286
French statutory tax rate	25.83%	25.83%	25.83%
Theoretical tax charge	(6,924)	(8,992)	(11,181)
Difference between French and foreign income tax rates	(5,554)	(5,925)	(9,625)
Tax effect of equity in income (loss) of affiliates	408	477	(489)
Permanent differences	890	800	(676)
Adjustments on prior years income taxes	109	54	64
Adjustments on deferred tax related to changes in tax rates	(35)	216	(610)
Variation of deferred tax assets not recognized	331	69	275
INCOME TAXES IN THE STATEMENT OF INCOME	(10,775)	(13,301)	(22,242)

Schedule of net operating losses and carried forward tax credits by expiration and main countries

As of December 31,
(M$)	2024	2023	2022
2023			4
2024		2	2
2025	2	2	4
2026	5	8	8
2027(a)	4	3	1,220
2028(b)	5	1,201	–
2029 and after	216	–	–
Unlimited	3,092	1,882	2,362
TOTAL	3,324	3,098	3,600

(a)	2027 and after for 2022.
(b)	2028 and after for 2023.

As of December 31, 2024 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2024				United
(M$)	Kazakhstan	France	Australia	States
2025
2026
2027
2028
2029 and after	2			150
Unlimited	524	798	571	627
TOTAL	526	798	571	777